MFS(R) VARIABLE INSURANCE TRUST II (Formerly, MFS(R)/Sun Life Series Trust):

                    MFS(R) Emerging Markets Equity Portfolio

                        MFS(R) Global Research Portfolio


          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-section entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for the MFS Emerging Markets Equity Portfolio and MFS Global Research Portfolio is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of October 31, 2008 were as follows:

--------------- --------------- -------------------------------- -------------------------------- ---------------------------------
                   Portfolio             Registered Investment       Other Pooled Investment
Fund                Manager                   Companies                    Vehicles                         Other Accounts
--------------- --------------- -------------------------------- -------------------------------- ---------------------------------
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
                                  Number of          Total          Number of         Total          Number of          Total
                                  Accounts*         Assets*         Accounts          Assets         Accounts           Assets
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
MFS Emerging    Nicholas D.           5          $1.0 billion           2         $92.4 million          1           $5.0 million
Markets Equity
Portfolio       Smithie
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
                Jose Luis             10         $6.5 billion           2         $424.0 million         3          $102.0 million
                Garcia
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
MFS Global      Jose Luis             10         $6.5 billion           2         $424.0 million         3          $102.0 million
Research
Portfolio       Garcia
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------
                Michael T.            1         $160.0 million          0              N/A               0               N/A
                Cantara
--------------- --------------- --------------- ---------------- ---------------- --------------- ---------------- ----------------

 -------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is December 1, 2008.